Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-0621
1.9885513.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.1%
Diversified Telecommunication Services - 7.6%
AT&T, Inc.	3,647,527	$114,568,807
Liberty Global PLC Class A (a)	278,925	7,503,083
Lumen Technologies, Inc.	555,488	7,126,911
Verizon Communications, Inc.	1,933,130	111,715,583
		240,914,384
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	2,322	5,464,827
Media - 4.3%
Comcast Corp. Class A	1,400,923	78,661,826
Discovery Communications, Inc. Class A (a)(b)	229,863	8,656,641
DISH Network Corp. Class A (a)	139,306	6,239,516
Fox Corp. Class A	271,905	10,174,685
Interpublic Group of Companies, Inc.	219,899	6,981,793
Nexstar Broadcasting Group, Inc. Class A	24,414	3,598,868
Omnicom Group, Inc.	121,041	9,956,833
ViacomCBS, Inc. Class B	336,855	13,817,792
		138,087,954

TOTAL COMMUNICATION SERVICES		384,467,165

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.4%
BorgWarner, Inc.	134,480	6,533,038
Lear Corp.	28,578	5,253,780
		11,786,818
Automobiles - 2.3%
Ford Motor Co. (a)	2,199,464	25,381,815
General Motors Co. (a)	713,739	40,840,146
Harley-Davidson, Inc.	86,588	4,188,262
Thor Industries, Inc.	28,424	4,024,554
		74,434,777
Distributors - 0.2%
LKQ Corp. (a)	156,833	7,325,669
Household Durables - 2.2%
D.R. Horton, Inc.	186,307	18,312,115
Lennar Corp. Class A	161,570	16,738,652
Mohawk Industries, Inc. (a)	33,206	6,823,833
Newell Brands, Inc.	212,730	5,735,201
PulteGroup, Inc.	149,605	8,844,648
Toll Brothers, Inc.	63,048	3,953,110
Whirlpool Corp.	35,335	8,354,961
		68,762,520
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	4,350	15,083,277
Qurate Retail, Inc. Series A	214,383	2,551,158
		17,634,435
Leisure Products - 0.1%
Brunswick Corp.	40,985	4,390,723
Multiline Retail - 0.3%
Kohl's Corp.	88,804	5,209,243
Macy's, Inc.	175,575	2,911,034
		8,120,277
Specialty Retail - 1.0%
AutoNation, Inc. (a)	30,990	3,175,855
Best Buy Co., Inc.	129,712	15,081,614
Dick's Sporting Goods, Inc. (b)	37,186	3,070,820
Foot Locker, Inc.	58,469	3,448,502
L Brands, Inc. (a)	122,217	8,054,100
		32,830,891
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	40,096	4,538,065

TOTAL CONSUMER DISCRETIONARY		229,824,175

CONSUMER STAPLES - 4.5%
Beverages - 0.2%
Molson Coors Beverage Co. Class B (a)	105,969	5,822,997
Food & Staples Retailing - 1.2%
Kroger Co.	428,556	15,659,436
Walgreens Boots Alliance, Inc.	403,668	21,434,771
		37,094,207
Food Products - 1.6%
Conagra Brands, Inc.	275,051	10,201,642
Ingredion, Inc.	37,851	3,535,662
The J.M. Smucker Co. (b)	61,683	8,079,856
The Kraft Heinz Co.	364,904	15,066,886
Tyson Foods, Inc. Class A	165,909	12,849,652
		49,733,698
Tobacco - 1.5%
Altria Group, Inc.	1,040,955	49,705,601

TOTAL CONSUMER STAPLES		142,356,503

ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	410,316	8,239,145
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	995,254	102,580,830
EOG Resources, Inc.	328,504	24,191,035
EQT Corp. (a)	156,920	2,997,172
HollyFrontier Corp.	77,972	2,729,020
Kinder Morgan, Inc.	1,096,008	18,686,936
Targa Resources Corp.	128,707	4,464,846
The Williams Companies, Inc.	634,903	15,466,237
		171,116,076

TOTAL ENERGY		179,355,221

FINANCIALS - 18.2%
Banks - 5.1%
Bank of America Corp.	191,947	7,779,612
Citigroup, Inc.	1,175,002	83,707,142
Citizens Financial Group, Inc.	239,208	11,070,546
Fifth Third Bancorp	372,707	15,109,542
First Horizon National Corp.	312,455	5,714,802
KeyCorp	544,992	11,859,026
M&T Bank Corp.	67,116	10,583,522
Popular, Inc.	47,603	3,520,718
Prosperity Bancshares, Inc.	52,296	3,836,435
United Bankshares, Inc., West Virginia (b)	67,904	2,666,590
Valley National Bancorp	228,358	3,144,490
Zions Bancorp NA	80,333	4,482,581
		163,475,006
Capital Markets - 6.0%
Bank of New York Mellon Corp.	454,150	22,653,002
Franklin Resources, Inc.	152,618	4,578,540
Goldman Sachs Group, Inc.	193,687	67,490,235
Invesco Ltd.	212,116	5,727,132
Morgan Stanley	844,772	69,735,929
State Street Corp.	198,012	16,623,107
Stifel Financial Corp.	53,886	3,728,372
		190,536,317
Consumer Finance - 1.8%
Ally Financial, Inc. (b)	210,503	10,830,379
Capital One Financial Corp.	258,522	38,540,460
OneMain Holdings, Inc.	46,672	2,654,237
SLM Corp.	188,665	3,709,154
		55,734,230
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	113,902	3,702,954
Insurance - 4.8%
AFLAC, Inc.	360,365	19,362,411
Allstate Corp.	170,569	21,628,149
Arch Capital Group Ltd. (a)	226,680	9,001,463
Athene Holding Ltd. (a)	70,271	4,193,071
Everest Re Group Ltd.	22,502	6,231,929
Fidelity National Financial, Inc.	163,819	7,473,423
First American Financial Corp.	61,795	3,985,778
Globe Life, Inc.	53,460	5,479,115
Hartford Financial Services Group, Inc.	201,193	13,270,690
Kemper Corp.	34,800	2,716,488
Lincoln National Corp.	101,751	6,525,292
MetLife, Inc.	423,018	26,916,635
Old Republic International Corp.	159,668	3,931,026
Principal Financial Group, Inc.	142,588	9,107,096
Reinsurance Group of America, Inc.	38,277	4,996,297
RenaissanceRe Holdings Ltd.	28,634	4,833,706
Unum Group	115,097	3,252,641
		152,905,210
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	63,581	3,343,089
MGIC Investment Corp.	189,677	2,890,677
New York Community Bancorp, Inc.	262,208	3,136,008
Radian Group, Inc.	107,832	2,656,980
		12,026,754

TOTAL FINANCIALS		578,380,471

HEALTH CARE - 21.2%
Biotechnology - 6.4%
AbbVie, Inc.	994,097	110,841,816
Alexion Pharmaceuticals, Inc. (a)	123,767	20,877,018
Biogen, Inc. (a)	85,758	22,925,686
Gilead Sciences, Inc.	707,407	44,899,122
United Therapeutics Corp. (a)	25,075	5,054,117
		204,597,759
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	145,041	9,507,438
Quidel Corp. (a)	21,673	2,271,114
		11,778,552
Health Care Providers & Services - 9.8%
Anthem, Inc.	137,867	52,305,361
Cardinal Health, Inc.	165,320	9,975,409
Centene Corp. (a)	327,398	20,213,553
Cigna Corp.	198,067	49,320,664
CVS Health Corp.	738,214	56,399,550
DaVita HealthCare Partners, Inc. (a)	40,647	4,736,595
HCA Holdings, Inc.	138,080	27,762,365
Humana, Inc.	72,542	32,298,600
Laboratory Corp. of America Holdings (a)	54,943	14,607,695
McKesson Corp.	89,517	16,789,809
Molina Healthcare, Inc. (a)	32,650	8,329,015
Quest Diagnostics, Inc.	75,124	9,907,353
Tenet Healthcare Corp. (a)(b)	59,759	3,541,318
Universal Health Services, Inc. Class B	43,809	6,501,694
		312,688,981
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	12,130	7,643,477
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	1,261,279	78,729,035
Jazz Pharmaceuticals PLC (a)	31,702	5,211,809
Perrigo Co. PLC	74,877	3,117,130
Pfizer, Inc.	1,129,857	43,668,973
Viatris, Inc. (a)	679,412	9,036,180
		139,763,127

TOTAL HEALTH CARE		676,471,896

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	121,611	23,134,061
Huntington Ingalls Industries, Inc.	22,680	4,815,418
L3Harris Technologies, Inc.	115,699	24,207,702
Textron, Inc.	119,737	7,691,905
		59,849,086
Building Products - 0.2%
Owens Corning	59,054	5,717,018
Construction & Engineering - 0.4%
EMCOR Group, Inc.	30,769	3,686,126
MasTec, Inc. (a)	31,745	3,312,908
Quanta Services, Inc.	72,647	7,020,606
		14,019,640
Electrical Equipment - 0.1%
Regal Beloit Corp.	19,881	2,871,413
Machinery - 0.8%
Allison Transmission Holdings, Inc.	63,107	2,617,047
Oshkosh Corp.	35,673	4,438,791
Snap-On, Inc.	28,364	6,739,286
Timken Co.	35,480	2,975,708
Westinghouse Air Brake Co.	99,839	8,193,787
		24,964,619
Professional Services - 0.5%
CACI International, Inc. Class A (a)	14,245	3,630,481
Manpower, Inc.	30,952	3,741,787
Nielsen Holdings PLC	201,367	5,165,064
Science Applications International Corp.	32,611	2,916,076
		15,453,408
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	68,978	3,250,243
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	73,167	4,261,978
Air Lease Corp. Class A	60,521	2,826,936
United Rentals, Inc. (a)	37,739	12,074,593
		19,163,507

TOTAL INDUSTRIALS		145,288,934

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 3.6%
Cisco Systems, Inc.	2,073,578	105,565,856
Juniper Networks, Inc.	184,681	4,689,051
Lumentum Holdings, Inc. (a)	39,495	3,359,050
		113,613,957
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	41,988	4,789,571
Jabil, Inc.	76,186	3,993,670
SYNNEX Corp.	23,225	2,814,870
		11,598,111
IT Services - 2.8%
Alliance Data Systems Corp.	27,954	3,294,379
Amdocs Ltd.	73,650	5,651,901
DXC Technology Co.	143,441	4,720,643
IBM Corp.	503,036	71,370,748
The Western Union Co.	215,082	5,540,512
		90,578,183
Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp.	1,780,569	102,436,135
Micron Technology, Inc. (a)	530,613	45,669,861
		148,105,996
Software - 2.0%
j2 Global, Inc. (a)(b)	22,419	2,712,699
Microsoft Corp.	211,898	53,436,438
VMware, Inc. Class A (a)(b)	45,430	7,306,507
		63,455,644
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	507,354	66,696,757
Dell Technologies, Inc. (a)	133,593	13,136,200
Hewlett Packard Enterprise Co.	732,225	11,730,245
HP, Inc.	705,098	24,050,893
NCR Corp. (a)	73,191	3,348,488
Western Digital Corp.	172,285	12,168,490
		131,131,073

TOTAL INFORMATION TECHNOLOGY		558,482,964

MATERIALS - 6.3%
Chemicals - 3.4%
CF Industries Holdings, Inc.	109,824	5,340,741
Corteva, Inc.	418,876	20,424,394
Dow, Inc.	419,479	26,217,438
DuPont de Nemours, Inc.	303,031	23,366,720
Eastman Chemical Co.	76,467	8,823,527
LyondellBasell Industries NV Class A	134,513	13,954,379
The Chemours Co. LLC	93,143	2,812,919
The Mosaic Co.	194,150	6,830,197
		107,770,315
Construction Materials - 0.1%
Eagle Materials, Inc.	21,880	3,022,503
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	75,447	4,799,938
Graphic Packaging Holding Co.	150,756	2,796,524
International Paper Co.	221,274	12,833,892
Sonoco Products Co.	52,534	3,438,876
WestRock Co.	148,317	8,268,673
		32,137,903
Metals & Mining - 1.7%
Newmont Corp.	450,582	28,120,823
Nucor Corp.	167,826	13,805,367
Reliance Steel & Aluminum Co.	35,712	5,724,991
Steel Dynamics, Inc.	112,876	6,120,137
		53,771,318
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	59,939	3,948,781

TOTAL MATERIALS		200,650,820

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Kimco Realty Corp.	226,257	4,751,397
UTILITIES - 2.4%
Electric Utilities - 2.0%
Evergy, Inc.	127,750	8,172,168
Exelon Corp.	549,714	24,704,147
NRG Energy, Inc.	137,691	4,932,092
OGE Energy Corp.	112,557	3,777,413
PG&E Corp. (a)	837,880	9,484,802
PPL Corp.	432,856	12,609,095
		63,679,717
Gas Utilities - 0.2%
UGI Corp.	117,439	5,133,259
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	272,222	4,592,385
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	112,869	3,776,597

TOTAL UTILITIES		77,181,958

TOTAL COMMON STOCKS
(Cost $2,551,929,296)		3,177,211,504

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.04% (c)	537,988	538,096
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	30,336,616	30,339,650
TOTAL MONEY MARKET FUNDS
(Cost $30,877,746)		30,877,746
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,582,807,042)		3,208,089,250
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(23,060,669)
NET ASSETS - 100%		$3,185,028,581

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	June 2021	$7,722,640	$415,190	$415,190

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $385,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,284
Fidelity Securities Lending Cash Central Fund	100,060
Total	$104,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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